UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0229

Seligman Growth Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Growth Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2008

	Shares or Principal Amount		Value
Common Stocks 98.1%

Aerospace and Defense 1.0%
Raytheon	59,800	shs.	$3,199,898

Airlines 1.3%
Delta Air Lines*	547,900		4,081,855

Beverages 1.2%
PepsiCo	55,200		3,934,104

Biotechnology 5.2%
Amgen*	104,500		6,193,715
Celgene*	49,800		3,151,344
Cephalon*	50,400		3,905,496
Gilead Sciences*	71,700		3,268,086

			16,518,641

Capital Markets 1.6%
Lazard (Class A)	118,400		5,062,784

Chemicals 2.1%
Monsanto	34,100		3,375,218
Potash Corp. of Saskatchewan	25,700		3,392,657

			6,767,875

Commercial Banks 1.0%
Wells Fargo	83,900		3,148,767

Communications Equipment 5.9%
Cisco Systems*	184,200		4,155,552
QUALCOMM	207,100		8,899,087
Research In Motion*	86,200		5,887,460

			18,942,099

Computers and Peripherals 4.0%
Apple*	15,600		1,773,096
Hewlett-Packard	93,200		4,309,568
International Business Machines	55,800		6,526,368

			12,609,032

Diversified Consumer Services 0.7%
Corinthian Colleges*	157,500		2,362,500

Diversified Financial Services 0.8%
Bank of America	41,400		1,449,000
Citigroup	51,300		1,052,163

			2,501,163

Electrical Equipment 3.7%
ABB (ADR)	509,000		9,874,600
First Solar*	9,700		1,832,427

			11,707,027

Energy Equipment and Services 8.3%
Diamond Offshore Drilling	59,700		6,152,682
Halliburton	118,700		3,844,693
National Oilwell Varco*	52,100		2,616,983
Transocean*	82,760		9,090,358
Weatherford International*	190,600		4,791,684

			26,496,400

Food and Staples Retailing 3.2%
CVS/Caremark	298,000		10,030,680

Health Care Equipment and Supplies 1.9%
Baxter International	94,000		6,169,220

Health Care Providers and Services 3.3%
Express Scripts*	39,800		2,938,036
Medco Health Solutions*	97,400		4,383,000
WellPoint*	67,800		3,171,006

			10,492,042

Hotels, Restaurants and Leisure 1.4%
Life Time Fitness*	146,800		4,590,436

Household Durables 1.0%
Newell Rubbermaid	185,500		3,201,730

Household Products 2.0%
Procter & Gamble	91,300		6,362,697

Industrial Conglomerates 0.7%
McDermott International*	92,300		2,358,265

Internet Software and Services 6.2%
Equinix*	45,500		3,160,430
Google (Class A)*	10,300		4,125,356
SAVVIS*	939,209		12,622,969

			19,908,755

Media 4.4%
Comcast (Class A)*	507,800		9,968,114
Time Warner Cable (Class A)*	160,800		3,891,360

			13,859,474

Metals and Mining 1.0%
Barrick Gold	55,400		2,035,396
Freeport-McMoRan Copper & Gold	22,800		1,296,180

			3,331,576

Multi-Utilities 0.7%
Public Service Enterprise Group	70,500		2,311,695

Multiline Retail 0.9%
Kohl’s*	63,200		2,912,256

Oil, Gas and Consumable Fuels 2.9%
Devon Energy Corporation	16,700		1,523,040
Peabody Energy	70,200		3,159,000
Petroleo Brasileiro “Petrobras” (ADR)	65,700		2,887,515
Union Pacific	23,000		1,636,680

			9,206,235

Pharmaceuticals 8.6%
Abbott Laboratories	228,800		13,174,304
Mylan*	205,800		2,350,236
Novartis (ADR)	57,300		3,027,732
Novo Nordisk (ADR)	37,400		1,914,880
Pfizer	141,600		2,611,104
Sepracor*	233,600		4,277,216

			27,355,472

Real Estate Investment Trusts 0.7%
Annaly Capital Management	172,800		2,324,160

Road and Rail 0.7%
XTO Energy	47,100		2,191,092

Semiconductors and Semiconductor Equipment 3.8%
Intel	304,200		5,697,666
Marvell Technology Group*	697,000		6,482,100

			12,179,766

Software 14.1%
Activision Blizzard*	817,900		12,620,197
Adobe Systems*	124,400		4,910,068
Macrovision Solutions*	576,573		8,867,693
Microsoft	274,900		7,337,081
Oracle*	545,227		11,073,560

			44,808,599

Specialty Retail 1.8%
Abercrombie & Fitch (Class A)	144,000		5,680,800

Tobacco 2.0%
Philip Morris International	130,300		6,267,430

			312,874,525

Repurchase Agreement 4.4%
State Street Bank 0.05%, dated 9/30/2008, maturing 10/1/2008, in the amount of $13,922,019, collateralized by: $14,360,000 US Treasury Bills 1.19%, 12/26/2008, with a fair value of $14,342,050	$13,922,000		13,922,000

Total Investments 102.5%			326,796,525

Other Assets Less Liabilities (2.5)%			(7,962,084)

Net Assets 100.0%			$318,834,441

______________

* Non-income producing security.

ADR – American Depositary Receipts.

The cost of investments for federal income tax purposes was $380,753,609. The tax basis gross appreciation and depreciation of portfolio securities were $4,224,998 and $58,182,082, respectively. Net unrealized depreciation was $53,957,084.

Notes to Schedule of Investments

Security Valuation – Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurements – On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of September 30, 2008 based on the level of inputs used:

Valuation Inputs	Value
Level 1 - Quoted Prices	$312,874,525
Level 2 - Other Significant Observable Inputs	13,922,000
Level 3 - Significant Unobservable Inputs	—
Total	$326,796,525

Risk – To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected.

Subsequent Events – On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition (the “Acquisition”) of the Fund’s investment manager. With the Acquisition completed and shareholders of the Fund having previously approved (at a Special Meeting held on November 3, 2008) a new investment management services agreement between the Fund and RiverSource Investments, RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GROWTH FUND, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	November 24, 2008

SELIGMAN GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.